Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2018
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

2.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks”:

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

3.	In each prospectus, the following sentences are added under “Summary Section—Principal Strategies” for Thrivent Government Bond Fund and Thrivent High Yield Fund:

The Fund may utilize derivatives (such as futures and swaps) for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

4.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Government Bond Fund and Thrivent High Yield Fund:

Derivatives Risk. The use of derivatives (such as futures and credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

5.	In each prospectus, the following sentences are added under “Summary Section—Principal Strategies” for Thrivent Partner Worldwide Allocation Fund:

The debt securities in which the Fund invests may include securities issued by sovereign entities in foreign and emerging market countries. Such sovereign entities include foreign and emerging market governments, their agencies and instrumentalities, or their central banks.

6.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Partner Worldwide Allocation Fund:

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

Thrivent Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

2.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks”:

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Thrivent Moderately Aggressive Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

2.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks”:

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Thrivent Moderate Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

2.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks”:

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Thrivent Moderately Conservative Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

2.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Aggressive Allocation Fund, Thrivent Moderately Aggressive Allocation Fund, Thrivent Moderate Allocation Fund, and Thrivent Moderately Conservative Allocation Fund and a corresponding risk is added under “More about Investment Strategies and Risks—Glossary of Principal Risks”:

Non-Diversified Risk. The Fund is not “diversified” within the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.

Thrivent Government Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentences are added under “Summary Section—Principal Strategies” for Thrivent Government Bond Fund and Thrivent High Yield Fund:

The Fund may utilize derivatives (such as futures and swaps) for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

4.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Government Bond Fund and Thrivent High Yield Fund:

Derivatives Risk. The use of derivatives (such as futures and credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

Thrivent High Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

3.	In each prospectus, the following sentences are added under “Summary Section—Principal Strategies” for Thrivent Government Bond Fund and Thrivent High Yield Fund:

The Fund may utilize derivatives (such as futures and swaps) for investment exposure or hedging purposes, including credit default swap agreements on security indexes. The Fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter market.

4.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Government Bond Fund and Thrivent High Yield Fund:

Derivatives Risk. The use of derivatives (such as futures and credit default swaps) involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the contract. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Certain derivatives may also be subject to counterparty risk, which is that the other party in the transaction will not fulfill its contractual obligations due to its financial condition, market events, or other reasons.

Thrivent Partner Worldwide Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tmf_SupplementTextBlock

Thrivent Mutual Funds

Supplement to

Class A Shares Prospectus and

Class S Shares Prospectus,

each dated February 28, 2018

The prospectuses of the Thrivent Mutual Funds (the “Trust”) are hereby amended as follows.

5.	In each prospectus, the following sentences are added under “Summary Section—Principal Strategies” for Thrivent Partner Worldwide Allocation Fund:

The debt securities in which the Fund invests may include securities issued by sovereign entities in foreign and emerging market countries. Such sovereign entities include foreign and emerging market governments, their agencies and instrumentalities, or their central banks.

6.	In each prospectus, the following risk is added under “Summary Section—Principal Risks” for Thrivent Partner Worldwide Allocation Fund:

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.